Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel

The remuneration of directors and other members of key management personnel during the six months ended December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
	$	$
Directors’ and Officers’ consulting fees	509,395	462,154
Exploration and evaluation expenditures	60,000	60,000
	569,395	522,154

Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered

All related party balances, for services and business expense reimbursements rendered as at December 31, 2025 and June 30, 2025 are non-interest bearing and payable on demand, and are comprised of the following:

	December 31, 2025	June 30, 2025
	$	$
Payable to officers and directors	111,230	127,925
	111,230	127,925